Dec. 19, 2024
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
The following replaces footnote 1 in the “Fund Fees and Expenses” section of each Fund’s Summary Prospectus and the “Summary Information—Fund Fees and Expenses” section of each Fund’s Statutory Prospectus:
(1) Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through June 30, 2025.

Please Retain this Supplement for Future Reference.